STOCK-BASED COMPENSATION PLANS - Narrative (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Realized tax benefits	$ 7	$ 17	$ 6
Tax benefit associated with stock-based compensation expense	1	5	$ 6
EDCP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Net liability recognized	3	3
EDCP | First Energy [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Net liability recognized	153	166
DCPD | First Energy [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Net liability recognized	$ 4	$ 4
Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation award vesting period	3 years	3 years	3 years
Award paid in cash, percentage		33.33%
Award paid in stock, percentage		66.67%
Unrecognized cost, period for recognition	3 years	3 years	3 years
Granted (in dollars per share) | $ / shares	$ 39.94	$ 36.79	$ 38.36
Fair value of restricted stock units vested	$ 23	$ 55	$ 24
Unrecognized cost	$ 38
Performance-based Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted total shareholder return percentage, performance measure one	0.35	0.35
Weighted total shareholder return percentage, performance measure two	0.65	0.65
Cumulative earnings targets period	3 years	3 years
Award performance period	3 years	3 years
Award paid in stock, percentage	60.00%
Maximum payout of awards during negative performance period	100.00%	100.00%
Liability recognized	$ 17
Cash portion of RSU paid	$ 6
Time-Based Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation award vesting period	3 years
Award paid in stock, percentage	40.00%
Restricted stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized cost, period for recognition	2 years 6 months
Granted (in dollars per share) | $ / shares	$ 41.98
Fair value of restricted stock units vested	$ 3
Share-based payment arrangement, nonvested award, cost not yet recognized, weighted average vesting period	1 year 10 months 9 days
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation award vesting period	1 year
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation award vesting period	4 years
ICP 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares authorized (in shares) | shares	10,000,000
ICP 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares authorized (in shares) | shares	10,000,000
Share-based compensation arrangement by share-based payment, award, number of shares available for grant (in shares) | shares	7,400,000
ICP 2020 | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation award vesting period	4 years
401(k) savings plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized for issuance (in shares) | shares	1,000,000	1,000,000